AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            OVERTURE ANNUITY III-PLUS
                   Supplement to Prospectus dated May 1, 1997

            The prospectus is amended at page 17 to disclose that the Fixed Account is not available to Oregon policyholders.

            The date of the Supplement is July 29, 1997.